EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2021
Employee Benefits
EMPLOYEE BENEFITS

7.	EMPLOYEE BENEFITS

The Group’s employee benefits comprise the following:

	Year Ended December 31,
	2019	2020	2021	2021
	CNY	CNY	CNY	US$
	(As adjusted)	(As adjusted)

Wages, salaries and allowances	12,371	9,680	9,302	1,464
Housing funds (a)	405	331	415	65
Contribution to pension plans (a)	1,718	518	1,493	235
Welfare and other expenses	1,038	972	333	52
Less: employee benefit expenses capitalized into intangible assets-concession right	(137)	(89)	(47)	(7)
Total employee benefits	15,395	11,412	11,496	1,809

(a)	According to the PRC state regulations, the employees of the Group’s subsidiaries which operate in Mainland China are required to participate in a central pension scheme operated by the local municipal government and government-sponsored housing funds. These subsidiaries are required to contribute a certain percentage of their payroll costs for those qualified urban employees to the central pension scheme as well as the housing funds.

Employee benefit expenses include remuneration payables to Directors and senior management as set out in Note 26(e).